Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Detailed Information about Intangible Assets

Acquired development programs
Cost
At January 1, 2023	33,005

Additions	1,166

At June 30, 2023	34,172

Accumulated revision to estimated value
At January 1, 2023	(8,889)
Revision to estimated value	(300)

At June 30, 2023	(9,189)

Accumulated amortization
At January 1, 2023	—
Amortization for the period	(138)

At June 30, 2023	(138)

Net book value
At January 1, 2023	24,116

At June 30, 2023	24,845